SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

Effective immediately, Robert Rifkin, CFA is added as a Portfolio Manager for the Fund. A biographical description for Mr. Rifkin is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Rifkin joined Wells Capital Management or one of its predecessors in 1997, where he currently serves as a Portfolio Manager for the Special Global Equity team.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Robert Rifkin, CFA[1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$854.00M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	2
	Total Assets Managed	$62.00M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Rifkin became portfolio manager of the Fund in December 2014. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Robert Rifkin, CFA	Global Opportunities Fund	$0

December 1, 2014                                                                                                                   IEIT124/P304SP